JPMorgan Limited Duration Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 38.6%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	1,350	1,333
ACC Trust Series 2021-1, Class A, 0.74%, 11/20/2023 (a)	391	390
American Credit Acceptance Receivables Trust
Series 2021-2, Class B, 0.68%, 5/13/2025 (a)	5,000	4,970
Series 2021-4, Class A, 0.45%, 9/15/2025 (a)	3,172	3,135
Series 2022-2, Class A, 2.66%, 2/13/2026 (a)	3,475	3,466
American Express Credit Account Master Trust Series 2018-5, Class A, 1.21%, 12/15/2025 (b)	10,000	9,986
AmeriCredit Automobile Receivables Trust Series 2020-1, Class A3, 1.11%, 8/19/2024	728	727
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 2.28%, 8/25/2033 ‡ (b)	63	63
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 2.66%, 12/25/2032 ‡ (b)	1,386	1,326
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 1.64%, 9/25/2028 ‡ (b)	15	15
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104	6,568
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000	3,615
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	1,256	1,251
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 2.14%, 4/15/2031 (a) (b)	4,350	4,275
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	512	500
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A, 2.36%, 3/20/2026 (a)	10,490	10,054
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	3,400	3,268
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 2.07%, 10/20/2031 (a) (b)	3,244	3,199
Series 2019-1A, Class A1R, 2.07%, 7/15/2032 (a) (b)	6,415	6,267
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 2.25%, 1/25/2035 ‡ (b)	514	511
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 1.91%, 12/25/2033 ‡ (b)	480	458
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	1,817	1,764
BSPRT Issuer Ltd. (Cayman Islands) Series 2022-FL8, Class A, 1.90%, 2/15/2037 (a) (b)	5,000	4,852
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	2,094	1,942
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	2,235	2,009
Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	10,000	9,748
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	1,429	1,419
Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1, 2.80%, 3/15/2027	5,005	4,953
CarMax Auto Owner Trust
Series 2020-3, Class A3, 0.62%, 3/17/2025	2,258	2,237
Series 2020-4, Class A3, 0.50%, 8/15/2025	2,710	2,660
Series 2022-2, Class A3, 3.49%, 2/16/2027	4,720	4,704
Carvana Auto Receivables Trust
Series 2020-P1, Class A3, 0.44%, 6/9/2025	2,513	2,482
Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220	2,104
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 1.86%, 1/25/2032 ‡ (b)	72	73
CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,361	2,166
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7, 1.21%, 8/8/2024 (b)	5,000	5,001
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	2,140	2,134
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052 (a)	1,465	1,458
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	847	828
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	4,886	4,477

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 1.61%, 6/25/2033 ‡ (b)	287	279
Series 2004-S1, Class M2, 5.58%, 2/25/2035 ‡ (c)	15	15
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (a)	1,101	1,098
Series 2021-D, Class A, 0.61%, 10/15/2025 (a)	4,376	4,313
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	10,010	9,904
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	10,905	10,660
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	5,580	5,372
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031 (a)	446	445
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	2,381	2,347
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	925	875
DLLST LLC Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	4,510	4,487
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (a)	2,500	2,486
Series 2021-2A, Class A, 0.41%, 3/17/2025 (a)	1,818	1,805
Series 2021-3A, Class A, 0.33%, 4/15/2025 (a)	2,912	2,877
Series 2022-2A, Class A, 2.88%, 6/15/2026 (a)	4,710	4,704
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	1,300	1,254
Elmwood CLO V Ltd. (Cayman Islands) Series 2020-2A, Class AR, 2.21%, 10/20/2034 (a) (b)	7,500	7,267
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	4,100	4,051
Exeter Automobile Receivables Trust
Series 2020-3A, Class B, 0.79%, 9/16/2024	525	525
Series 2021-2A, Class B, 0.57%, 9/15/2025	3,255	3,208
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 2.06%, 4/25/2032 ‡ (b)	68	67
Series 2002-FF4, Class M1, 2.58%, 2/25/2033 ‡ (b)	578	485
Series 2003-FFH1, Class M2, 3.63%, 9/25/2033 ‡ (b)	228	219
Series 2004-FF8, Class M4, 2.61%, 10/25/2034 ‡ (b)	205	197
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (a)	1,162	1,148
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	12,627	11,711
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,973	6,316
Flagship Credit Auto Trust Series 2020-4, Class A, 0.53%, 4/15/2025 (a)	1,012	1,007
Freed ABS Trust Series 2021-1CP, Class A, 0.66%, 3/20/2028 (a)	45	45
Fremont Home Loan Trust Series 2005-C, Class M2, 1.74%, 7/25/2035 ‡ (b)	688	686
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 2.12%, 11/16/2036 (a) (b)	5,290	5,112
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 2.01%, 10/15/2030 (a) (b)	1,974	1,939
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	11	10
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	2,505	2,356
Series 2019-1A, Class A, 3.86%, 10/15/2054 (a)	1,856	1,789
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	1,558	1,447
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 1.05%, 9/15/2030 ‡ (b)	12	12
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,075	1,053

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	634	628
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	1,343	1,296
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B, 0.61%, 10/15/2025 (a)	1,475	1,432
Series 2021-B, Class B, 0.62%, 3/16/2026 (a)	4,635	4,428
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 2.11%, 4/15/2031 (a) (b)	5,000	4,909
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	3,500	3,452
Lendmark Funding Trust
Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	8,400	8,343
Series 2019-2A, Class A, 2.78%, 4/20/2028 (a)	1,803	1,785
LP LMS Asset Securitization Trust Series 2021-2A, Class A, 1.75%, 1/15/2029 (a)	3,250	3,185
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	2,610	2,514
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000	2,680
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	6,375	6,147
MF1 Ltd. (Cayman Islands) Series 2021-FL7, Class A, 2.02%, 10/16/2036 (a) (b)	3,500	3,400
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 1.98%, 4/25/2035 ‡ (b)	662	661
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 2.03%, 7/20/2031 (a) (b)	4,425	4,348
New Century Home Equity Loan Trust Series 2003-5, Class AII, 1.81%, 11/25/2033 ‡ (b)	175	162
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	9,535	9,154
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 1.66%, 1/15/2033 (a) (b)	5,000	4,911
OneMain Financial Issuance Trust
Series 2020-1A, Class A, 3.84%, 5/14/2032 (a)	4,463	4,463
Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000	4,423
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	5,000	5,012
Pagaya AI Debt Selection Trust Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	3,073	3,004
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 1.86%, 7/20/2029 (a) (b)	2,873	2,832
Series 2021-4A, Class A1, 1.84%, 10/15/2029 (a) (b)	4,571	4,507
Series 2022-2A, Class A1, 2.36%, 10/15/2030 (a) (b)	5,000	4,946
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (c)	3,534	3,343
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,027	2,725
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	5,000	4,571
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,974	8,289
Series 2019-SFR4, Class A, 2.69%, 10/17/2036 (a)	8,500	8,297
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,055	4,809
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	10,987	9,917
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,500	4,038
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 ‡ (c)	523	442
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750	2,572
Santander Drive Auto Receivables Trust
Series 2020-3, Class B, 0.69%, 3/17/2025	953	952
Series 2022-2, Class A2, 2.12%, 10/15/2026	7,145	7,111
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	713	696

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	1,022	977
SoFi Professional Loan Program LLC Series 2016-B, Class A1, 2.21%, 6/25/2033 (a) (b)	165	165
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	3,777	3,449
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	1,524	1,513
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 1.71%, 4/25/2033 ‡ (b)	19	19
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 2.28%, 7/23/2033 (a) (b)	5,000	4,891
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,801
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,083
Tesla Auto Lease Trust
Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	3,505	3,470
Series 2021-A, Class A3, 0.56%, 3/20/2025 (a)	2,000	1,933
Series 2021-B, Class A4, 0.63%, 9/22/2025 (a)	2,680	2,540
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,083
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,988	5,416
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,282	3,135
Upstart Securitization Trust Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	3,503	3,392
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	2,331	2,313
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (c)	1,366	1,322
Verizon Owner Trust Series 2019-B, Class A1A, 2.33%, 12/20/2023	1,536	1,537
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	3,515	3,490
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 ‡ (a) (c)	2,172	2,066
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	1,676	1,609
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (c)	5,437	5,223
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (a) (c)	4,575	4,360
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (c)	1,510	1,430
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (c)	2,817	2,694
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (c)	3,374	3,256
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (a) (c)	4,343	4,143
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	1,700	1,682
Westlake Automobile Receivables Trust
Series 2020-3A, Class A2, 0.56%, 5/15/2024 (a)	545	544
Series 2021-1A, Class A2A, 0.39%, 10/15/2024 (a)	2,044	2,031
Series 2020-2A, Class B, 1.32%, 7/15/2025 (a)	1,514	1,511
World Omni Auto Receivables Trust Series 2022-B, Class A3, 3.25%, 7/15/2027	8,750	8,725
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750	4,639
Total Asset-Backed Securities (Cost $490,472)		473,785
Collateralized Mortgage Obligations — 25.9%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.37%, 6/25/2034 (c)	1	1
Series 2004-33, Class 3A3, 2.82%, 12/25/2034 (b)	135	128
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	105	91
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 3.05%, 5/25/2034 (b)	107	105
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 2.01%, 11/25/2034 ‡ (b)	166	37
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 1.33%, 10/25/2041 ‡ (a) (b)	2,526	2,502
Series 2021-R03, Class 1M1, 1.43%, 12/25/2041 ‡ (a) (b)	6,820	6,670

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2022-R01, Class 1M1, 1.58%, 12/25/2041 ‡ (a) (b)	3,613	3,539
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	4	4
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	271	267
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 2.55%, 10/25/2033 (b)	274	267
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.36%, 2/25/2020 (b)	31	31
FHLMC STACR REMIC Trust
Series 2021-DNA3, Class M1, 1.33%, 10/25/2033 (a) (b)	4,920	4,840
Series 2020-DNA6, Class M1, 1.48%, 12/25/2050 (a) (b)	123	123
FHLMC Structured Agency Credit Risk Debt Notes
Series 2019-CS03, Class M1, 1.01%, 10/25/2032 (a) (b)	3,505	3,495
Series 2021-DNA2, Class M1, 1.38%, 8/25/2033 (a) (b)	2,137	2,118
FHLMC, REMIC
Series 1508, Class KA, 0.82%, 5/15/2023 (b)	—	—
Series 1689, Class M, PO, 3/15/2024	—	—
Series 2033, Class PR, PO, 3/15/2024	—	—
Series 1974, Class ZA, 7.00%, 7/15/2027	25	26
Series 3737, Class DG, 5.00%, 10/15/2030	216	220
Series 4120, Class KI, IO, 3.00%, 10/15/2032	1,136	83
Series 5000, Class CB, 1.25%, 1/25/2035	5,946	5,460
Series 3300, Class FA, 1.17%, 8/15/2035 (b)	135	134
Series 3085, Class VS, HB, IF, 25.22%, 12/15/2035 (b)	132	168
Series 4867, Class WF, 0.86%, 4/15/2037 (b)	10,697	10,653
Series 4350, Class AF, 0.81%, 12/15/2037 (b)	2,640	2,606
Series 4350, Class FK, 0.81%, 6/15/2038 (b)	2,912	2,884
Series 4515, Class FA, 0.83%, 8/15/2038 (b)	1,638	1,630
Series 4350, Class KF, 0.81%, 1/15/2039 (b)	510	503
Series 4448, Class TF, 0.78%, 5/15/2040 (b)	3,182	3,150
Series 4480, Class FM, 0.81%, 6/15/2040 (b)	3,702	3,690
Series 4457, Class KF, 0.81%, 10/15/2040 (b)	5,017	5,005
Series 4363, Class FA, 0.83%, 9/15/2041 (b)	2,362	2,337
Series 4413, Class WF, 0.81%, 10/15/2041 (b)	2,278	2,251
Series 4559, Class AF, 0.96%, 3/15/2042 (b)	1,581	1,579
Series 4074, Class FE, 1.27%, 7/15/2042 (b)	1,701	1,696
Series 4150, Class F, 1.24%, 1/15/2043 (b)	4,330	4,303
Series 4161, Class YF, 1.24%, 2/15/2043 (b)	3,148	3,128
Series 4281, Class FB, 1.42%, 12/15/2043 (b)	2,347	2,363
Series 4606, Class FL, 1.37%, 12/15/2044 (b)	4,603	4,602
Series 4594, Class GN, 2.50%, 2/15/2045	2,226	2,137
Series 5072, Class QC, 1.00%, 10/25/2050	6,100	5,163
FHLMC, STRIPS
Series 343, Class F4, 0.81%, 10/15/2037 (b)	2,799	2,818
Series 328, Class S4, IF, IO, 1.37%, 2/15/2038 (b)	4,720	200
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1APO, PO, 9/25/2042	41	30
Series T-54, Class 4A, 3.55%, 2/25/2043 (b)	1,027	1,036
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.37%, 12/25/2034 (b)	102	101
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,753	1,683

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.01%, 2/25/2044 (b)	158	160
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.26%, 3/25/2041 (b)	517	514
Series 2001-T8, Class A1, 7.50%, 7/25/2041	158	164
FNMA, REMIC
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022 (b)	—	—
Series 1993-146, Class E, PO, 5/25/2023	—	—
Series G94-9, Class PJ, 6.50%, 8/17/2024	45	46
Series 2013-26, Class AV, 3.50%, 4/25/2026	1,553	1,559
Series 2013-43, Class YH, 2.50%, 5/25/2033	1,003	981
Series 2004-17, Class BF, 1.36%, 1/25/2034 (b)	167	167
Series 2006-3, Class SB, IF, IO, 5.69%, 7/25/2035 (b)	192	10
Series 2006-16, Class HZ, 5.50%, 3/25/2036	147	156
Series 2006-124, Class FC, 1.36%, 1/25/2037 (b)	676	673
Series 2014-23, Class FA, 0.76%, 10/25/2039 (b)	10,579	10,534
Series 2012-38, Class PA, 2.00%, 9/25/2041	1,166	1,122
Series 2013-54, Class HF, 1.21%, 10/25/2041 (b)	610	609
Series 2012-93, Class ME, 2.50%, 1/25/2042	1,362	1,329
Series 2012-13, Class FA, 1.59%, 2/25/2042 (b)	6,098	6,146
Series 2012-31, Class FB, 1.56%, 4/25/2042 (b)	4,758	4,786
Series 2013-23, Class KJ, 2.25%, 5/25/2042	2,099	2,012
Series 2012-119, Class FB, 1.36%, 11/25/2042 (b)	3,135	3,117
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,396	2,379
Series 2013-6, Class FL, 1.41%, 2/25/2043 (b)	789	787
Series 2014-49, Class AF, 0.78%, 8/25/2044 (b)	145	144
Series 2015-42, Class BF, 0.77%, 6/25/2045 (b)	3,666	3,637
Series 2016-25, Class LA, 3.00%, 7/25/2045	8,883	8,720
Series 2016-33, Class JA, 3.00%, 7/25/2045	3,151	3,094
Series 2015-91, Class AF, 0.83%, 12/25/2045 (b)	3,408	3,399
Series 2016-58, Class SA, IO, 1.12%, 8/25/2046 (b)	8,336	281
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,889	1,847
Series 2017-104, Class LA, 3.00%, 11/25/2047	1,302	1,272
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,932	2,860
Series 2019-77, Class FP, 1.56%, 1/25/2050 (b)	11,227	11,287
Series 2014-66, Class WF, 0.81%, 10/25/2054 (b)	1,632	1,626
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.35%, 10/25/2042 (b)	481	466
Series 2003-W15, Class 3A, 3.73%, 12/25/2042 (b)	554	558
Series 2003-W1, Class 2A, 5.37%, 12/25/2042 (b)	133	135
Series 2009-W1, Class A, 6.00%, 12/25/2049	196	209
Freedom Series 2021-SAVF1, IO, 4.90%, 3/25/2022 (b)	3,000	3,000
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,389
Series 2010-166, Class GP, 3.00%, 4/20/2039	611	613
Series 2012-61, Class FM, 1.27%, 5/16/2042 (b)	3,972	3,970
Series 2012-H21, Class FA, 0.94%, 7/20/2062 (b)	1,440	1,433
Series 2012-H29, Class FA, 0.95%, 10/20/2062 (b)	1,849	1,842
Series 2013-H16, Class FA, 0.98%, 7/20/2063 (b)	5,290	5,272

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-H07, Class FC, 1.04%, 5/20/2064 (b)	10,418	10,386
Series 2014-H11, Class JA, 0.94%, 6/20/2064 (b)	2,881	2,866
Series 2014-H17, Class FM, 0.72%, 8/20/2064 (b)	8,103	8,053
Series 2015-H03, Class FD, 1.08%, 1/20/2065 (b)	4,943	4,928
Series 2015-H04, Class FL, 0.91%, 2/20/2065 (b)	8,080	8,032
Series 2015-H12, Class FJ, 0.87%, 5/20/2065 (b)	7,426	7,388
Series 2015-H14, Class FB, 0.87%, 5/20/2065 (b)	10,706	10,654
Series 2015-H12, Class FA, 0.92%, 5/20/2065 (b)	5,307	5,277
Series 2015-H15, Class FB, 1.04%, 6/20/2065 (b)	7,714	7,692
Series 2015-H19, Class FN, 0.88%, 7/20/2065 (b)	8,669	8,608
Series 2015-H23, Class TA, 0.91%, 9/20/2065 (b)	10,802	10,733
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	392	371
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	98	99
Impac CMB Trust
Series 2004-6, Class 1A2, 1.79%, 10/25/2034 (b)	50	49
Series 2005-5, Class A1, 1.65%, 8/25/2035 (b)	365	347
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.03%, 3/25/2037 (b)	229	199
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 2.03%, 10/25/2033 (b)	34	32
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (a)	1,404	1,401
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (b)	69	68
Series 2004-13, Class 3A7B, 4.04%, 11/21/2034 (b)	222	213
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 1.41%, 2/25/2033 (b)	44	43
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 1.87%, 9/15/2030 ‡ (b)	31	28
Series 2002-TBC1, Class B2, 2.27%, 9/15/2030 ‡ (b)	15	11
Series 2001-TBC1, Class B1, 1.75%, 11/15/2031 ‡ (b)	98	89
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 1.67%, 9/25/2029 (b)	113	108
Series 2004-1, Class 2A3, 2.17%, 12/25/2034 (b)	91	87
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	772	756
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	2,127	2,103
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 1.60%, 3/25/2033 (b)	79	70
Series 2003-HYB1, Class B1, 1.60%, 3/25/2033 ‡ (b)	73	43
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	750	749
Series 2004-5AR, Class 3A3, 2.40%, 7/25/2034 (b)	100	92
Series 2004-5AR, Class 3A5, 2.40%, 7/25/2034 (b)	564	550
Series 2004-11AR, Class 1A2A, 1.32%, 1/25/2035 (b)	228	213
MRA Issuance Trust Series 2021-EBO2, Class A, 2.84%, 4/1/2022 (a) (b)	4,450	4,408
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 1.72%, 8/15/2032 ‡ (b)	48	40
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 1.46%, 2/25/2035 (a) (b)	636	568
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 1.76%, 1/25/2048 (a) (b)	1,709	1,683
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	179	178
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.13%, 10/25/2032 (b)	225	218

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
PRPM LLC
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (c)	2,461	2,375
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,544	1,471
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.18%, 6/25/2035 (b)	387	375
Series 2006-SA4, Class 2A1, 4.75%, 11/25/2036 (b)	173	161
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	8,288	8,028
Sequoia Mortgage Trust
Series 11, Class A, 1.83%, 12/20/2032 (b)	10	9
Series 2003-3, Class A2, 1.01%, 7/20/2033 (b)	74	70
Series 2004-11, Class A2, 2.67%, 12/20/2034 (b)	511	464
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 1.63%, 3/19/2034 (b)	38	36
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 1.68%, 7/19/2032 (b)	221	147
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 2.55%, 7/25/2033 (b)	267	264
Series 2003-40A, Class 4A, 2.14%, 1/25/2034 (b)	156	150
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 1.95%, 12/25/2044 (b)	1,644	1,498
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 ‡ (a) (b)	3,495	3,382
Two Harbors Series 2021-FNTMSR1, Class A, IO, 4.00%, 3/25/2022 (b)	7,500	7,500
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 3.05%, 6/25/2034 (b)	294	284
Series 2004-AR11, Class A, 2.40%, 10/25/2034 (b)	153	146
Total Collateralized Mortgage Obligations (Cost $321,892)		316,955
Commercial Mortgage-Backed Securities — 10.5%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (b)	3,291	3,242
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 1.77%, 12/18/2037 (a) (b)	2,118	2,092
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500	3,383
Series 2018-DSNY, Class A, 1.72%, 9/15/2034 (a) (b)	6,000	5,865
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650	2,446
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 1.64%, 1/25/2035 (a) (b)	106	106
Series 2005-2A, Class A2, 1.53%, 8/25/2035 (a) (b)	515	482
Series 2005-2A, Class M1, 1.65%, 8/25/2035 ‡ (a) (b)	103	96
Series 2007-3, Class A2, 1.30%, 7/25/2037 (a) (b)	461	423
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	956
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	1,227	1,179
BHMS Series 2018-ATLS, Class A, 2.12%, 7/15/2035 (a) (b)	6,000	5,836
BPR Trust Series 2021-KEN, Class A, 2.12%, 2/15/2029 (a) (b)	2,115	2,089
BX Series 2021-MFM1, Class A, 1.57%, 1/15/2034 (a) (b)	4,000	3,885
BX Trust
Series 2021-BXMF, Class A, 1.51%, 10/15/2026 (a) (b)	8,000	7,682
Series 2021-LBA, Class AJV, 1.68%, 2/15/2036 (a) (b)	6,500	6,173
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.93%, 11/15/2037 (a) (b)	9,000	8,896
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.24%, 2/10/2037 (a) (b)	12,200	11,542
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.58%, 1/25/2051 (a) (b)	262	243

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3W, Class AFLW, 1.25%, 8/25/2025 (b)	9,799	9,827
Series K086, Class A1, 3.67%, 12/25/2027	1,630	1,654
Series Q007, Class APT2, 3.31%, 10/25/2047 (b)	1,405	1,398
Series Q013, Class APT1, 1.20%, 5/25/2050 (b)	3,880	3,755
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	5,000	4,890
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A, 1.42%, 12/15/2037 (a) (b)	1,038	995
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000	4,427
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032 (a)	5,000	4,913
ONE Mortgage Trust Series 2021-PARK, Class A, 1.57%, 3/15/2036 (a) (b)	7,000	6,750
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 1.72%, 4/14/2038 (a) (b)	1,984	1,915
SMR Mortgage Trust Series 2022-IND, Class A, 2.43%, 2/15/2039 (a) (b)	7,717	7,529
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 2.53%, 11/15/2036 ‡ (a) (b)	2,300	2,196
UBS Commercial Mortgage Trust Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,383
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	1,155	1,153
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 2.02%, 2/15/2040 (a) (b)	3,427	3,321
Series 2020-C58, Class A1, 0.55%, 7/15/2053	1,260	1,195
Total Commercial Mortgage-Backed Securities (Cost $133,082)		128,917
Corporate Bonds — 10.4%
Automobiles — 0.2%
Hyundai Capital America 1.30%, 1/8/2026 (a)	2,960	2,666
Banks — 2.9%
Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	1,924
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (d)	1,724	1,723
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	6,470	5,779
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 1.46%, 9/13/2023 (d)	3,000	3,008
Cooperatieve Rabobank UA (Netherlands) (SOFRINDX + 0.30%), 1.08%, 1/12/2024 (d)	10,000	9,953
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900	2,610
Truist Financial Corp. 1.20%, 8/5/2025	4,000	3,724
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (d)	6,400	6,116
		34,837
Biotechnology — 0.7%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 2.15%, 11/21/2022 (d)	8,500	8,505
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (d)	1,000	1,000
Consumer Finance — 2.0%
American Express Co. (SOFR + 0.93%), 1.71%, 3/4/2025 (d)	5,000	5,026
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.28%), 1.29%, 1/12/2024 (d)	10,000	9,962
Capital One Financial Corp. (SOFR + 1.37%), 4.17%, 5/9/2025 (d)	5,000	5,035
Toyota Motor Credit Corp. (SOFRINDX + 0.33%), 1.11%, 1/11/2024 (d)	5,000	4,977
		25,000
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 1.65%, 2/1/2028	4,335	3,838

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. 0.90%, 1/15/2026	1,780	1,608
Insurance — 2.8%
Athene Global Funding 0.95%, 1/8/2024 (a)	4,160	3,977
Metropolitan Life Global Funding I (SOFR + 0.32%), 1.10%, 1/7/2024 (a) (d)	10,000	9,939
New York Life Global Funding 0.40%, 10/21/2023 (a)	8,000	7,741
Principal Life Global Funding II 0.88%, 1/12/2026 (a)	8,790	7,913
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190	4,805
		34,375
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 1.36%, 9/15/2023 (d)	6,000	6,000
Oil, Gas & Consumable Fuels — 0.1%
Phillips 66 Co. 2.45%, 12/15/2024 (a)	1,585	1,537
Personal Products — 0.4%
GSK Consumer Healthcare Capital US LLC (SOFR + 0.89%), 1.67%, 3/24/2024 (a) (d)	5,000	5,002
Specialty Retail — 0.3%
Home Depot, Inc. (The) 0.90%, 3/15/2028	3,915	3,379
Total Corporate Bonds (Cost $132,658)		127,747
Mortgage-Backed Securities — 5.7%
FHLMC Gold Pools, 30 Year Pool # C35263 7.50%, 5/1/2028	—	—
FHLMC Gold Pools, Other Pool # U49009 3.00%, 8/1/2028	1,368	1,358
FHLMC UMBS, 30 Year
Pool # RA2459 4.00%, 4/1/2050	5,995	6,040
Pool # RA2904 3.00%, 6/1/2050	5,538	5,300
Pool # RA2970 2.50%, 7/1/2050	6,377	5,897
FNMA UMBS, 15 Year Pool # AD1969 4.00%, 2/1/2025	334	341
FNMA UMBS, 20 Year
Pool # 254911 5.00%, 10/1/2023	157	162
Pool # MA1338 3.00%, 2/1/2033	1,094	1,087
Pool # MA1401 3.00%, 4/1/2033	426	423
Pool # MA1490 3.00%, 7/1/2033	1,400	1,390
FNMA UMBS, 30 Year
Pool # 50748 7.50%, 6/1/2023	—	—
Pool # 995724 6.00%, 4/1/2039	184	193
Pool # AD0588 5.00%, 12/1/2039	891	948
Pool # AD9721 5.50%, 8/1/2040	273	286
Pool # BM3048 4.00%, 10/1/2042	3,659	3,775
Pool # AS4592 4.00%, 2/1/2045	5,516	5,648
Pool # BM5560 4.00%, 1/1/2046	4,457	4,598
Pool # CA0411 4.00%, 9/1/2047	4,223	4,343
Pool # CA2489 4.50%, 10/1/2048	840	856
Pool # BP7345 3.00%, 6/1/2050	7,235	6,941
Pool # BQ7436 3.00%, 9/1/2051	4,548	4,344
Pool # BQ7454 3.00%, 12/1/2051	6,023	5,754
FNMA, Other Pool # BK7908 4.00%, 11/1/2048	519	518

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA I, 15 Year Pool # 723171 4.50%, 10/15/2024	194	199
GNMA I, 30 Year
Pool # 378315 7.00%, 6/15/2024	—	—
Pool # 780029 9.00%, 11/15/2024	—	—
Pool # 781090 9.50%, 7/15/2025	—	—
Pool # 412336 8.00%, 10/15/2027	—	—
GNMA II, 30 Year
Pool # 1429 7.50%, 10/20/2023	1	1
Pool # CG5224 3.50%, 8/20/2051	9,781	9,706
Total Mortgage-Backed Securities (Cost $74,883)		70,108
	SHARES (000)
Short Term Investments — 9.4%
Investment Companies — 9.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (b) (e) (f) (Cost $115,531)	115,526	115,560
Total Investments — 100.5% (Cost $1,268,518)		1,233,072
Liabilities in Excess of Other Assets — (0.5)%		(5,976)
NET ASSETS — 100.0%		1,227,096

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$443,514	$30,271	$473,785
Collateralized Mortgage Obligations	—	300,614	16,341	316,955
Commercial Mortgage-Backed Securities	—	126,625	2,292	128,917
Corporate Bonds	—	127,747	—	127,747
Mortgage-Backed Securities	—	70,108	—	70,108
Short-Term Investments
Investment Companies	115,560	—	—	115,560
Total Investments in Securities	$115,560	$1,068,608	$48,904	$1,233,072
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$18,742	$(3)	$(832)	$1	$—	$(2,893)	$19,110	$—	$(3,854)	$30,271
Collateralized Mortgage Obligations	15,188	—	(332)	—(b)	—	(2,369)	—	—	3,854	16,341
Commercial Mortgage-Backed Securities	105	—	(72)	—(b)	2,265	(6)	—	—	—	2,292
Total	$34,035	$(3)	$(1,236)	$1	$2,265	$(5,268)	$19,110	$—	$—	$48,904

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(1,238).
Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$30,271	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (15.54%)
		Constant Default Rate	0.00% - 7.80% (0.62%)
		Yield (Discount Rate of Cash Flows)	3.01% - 8.00% (5.69%)

JPMorgan Limited Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Asset-Backed Securities	30,271
	16,341	Discounted Cash Flow	Constant Prepayment Rate	0.50% - 15.00% (10.96%)
			Constant Default Rate	0.00% - 3.90% (0.01%)
			Yield (Discount Rate of Cash Flows)	3.30% - 24.84% (4.02%)

Collateralized Mortgage Obligations	16,341
	2,292	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.40% (0.35%)
			Constant Default Rate	0.00% - 3.00% (0.13%)
			Yield (Discount Rate of Cash Flows)	5.46% - 5.50% (5.47%)

Commercial Mortgage-Backed Securities	2,292
Total	$48,904

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b) (c)	$126,083	$129,133	$139,659	$(6)	$9	$115,560	115,526	$118	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.